Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	3,000	$71,775
Konoike Transport Co. Ltd.	3,000	28,770
Maruwa Unyu Kikan Co. Ltd.	3,000	36,479
Mitsui-Soko Holdings Co. Ltd.	1,000	20,061
SBS Holdings Inc.	2,000	61,037
		218,122
Auto Components — 2.8%
Eagle Industry Co. Ltd.	2,000	17,996
Exedy Corp.	3,000	42,508
FCC Co. Ltd.	3,000	37,940
G-Tekt Corp.	2,000	23,458
Ichikoh Industries Ltd.	3,000	13,084
JTEKT Corp.	18,000	156,709
KYB Corp.	2,000	51,064
Musashi Seimitsu Industry Co. Ltd.	4,000	62,325
NGK Spark Plug Co. Ltd.	13,000	215,763
NHK Spring Co. Ltd.	17,000	126,517
Nifco Inc./Japan	7,000	192,123
Nippon Seiki Co. Ltd.	4,000	36,720
NOK Corp.	8,000	85,479
Pacific Industrial Co. Ltd.	4,000	36,926
Piolax Inc.	2,000	28,372
Shoei Co. Ltd.	2,000	84,575
Sumitomo Riko Co. Ltd.	3,000	15,153
Sumitomo Rubber Industries Ltd.	15,000	150,337
Tokai Rika Co. Ltd.	5,000	65,322
Topre Corp.	3,000	28,764
Toyo Tire Corp.	9,000	136,521
Toyoda Gosei Co. Ltd.	6,000	119,617
Toyota Boshoku Corp.	6,000	118,051
TPR Co. Ltd.	2,000	24,065
TS Tech Co. Ltd.	8,000	93,776
Yokohama Rubber Co. Ltd. (The)	10,000	155,290
		2,118,455
Automobiles — 0.3%
Mitsubishi Motors Corp.(a)	59,000	189,731
Nissan Shatai Co. Ltd.	6,000	35,736
		225,467
Banks — 3.7%
77 Bank Ltd. (The)	5,200	52,839
Aozora Bank Ltd.	10,000	217,436
Awa Bank Ltd. (The)	3,000	53,763
Bank of Kyoto Ltd. (The)	5,000	212,050
Chugoku Bank Ltd. (The)	13,000	95,555
Daishi Hokuetsu Financial Group Inc.	3,000	60,694
Fukuoka Financial Group Inc.	15,000	242,194
Gunma Bank Ltd. (The)	32,000	93,231
Hachijuni Bank Ltd. (The)	33,000	103,347
Hirogin Holdings Inc.	25,000	136,835
Hokkoku Financial Holdings Inc.	2,000	37,220
Hokuhoku Financial Group Inc.	11,000	74,488
Hyakugo Bank Ltd. (The)	18,000	50,376
Iyo Bank Ltd. (The)	20,000	92,152
Juroku Financial Group Inc.	2,000	34,820
Keiyo Bank Ltd. (The)	10,000	37,115
Kiyo Bank Ltd. (The)	5,000	59,818
Kyushu Financial Group Inc.	32,000	106,927
Mebuki Financial Group Inc.	87,000	171,350
Security	Shares	Value

Banks (continued)
Musashino Bank Ltd. (The)	2,000	$27,388
Nanto Bank Ltd. (The)	2,000	31,511
Nishi-Nippon Financial Holdings Inc.	11,000	65,955
North Pacific Bank Ltd.	23,000	46,670
Ogaki Kyoritsu Bank Ltd. (The)	3,000	46,780
Okinawa Financial Group Inc., NVS	2,000	36,408
San-in Godo Bank Ltd. (The)	13,000	64,456
Seven Bank Ltd.	54,000	108,535
Shiga Bank Ltd. (The)	3,000	46,154
Shinsei Bank Ltd.	11,000	185,593
Suruga Bank Ltd.	14,000	58,071
Toho Bank Ltd. (The)	17,000	29,081
TOMONY Holdings Inc.	11,000	28,152
Yamaguchi Financial Group Inc.	17,700	96,656
		2,803,620
Beverages — 0.5%
Coca-Cola Bottlers Japan Holdings Inc.	11,000	122,139
Sapporo Holdings Ltd.	5,000	95,734
Takara Holdings Inc.	13,000	139,279
		357,152
Biotechnology — 0.7%
AnGes Inc.(a)	13,000	46,133
GNI Group Ltd.(a)	4,097	53,432
Healios KK(a)	2,000	23,375
PeptiDream Inc.(a)	9,000	227,876
Pharma Foods International Co. Ltd.	2,000	39,884
SanBio Co. Ltd.(a)	3,000	27,272
Takara Bio Inc.	4,000	92,758
		510,730
Building Products — 1.1%
Aica Kogyo Co. Ltd.	4,000	116,527
Bunka Shutter Co. Ltd.	5,000	44,488
Central Glass Co. Ltd.	3,000	51,222
Nichias Corp.	5,000	112,803
Nichiha Corp.	2,000	49,072
Nippon Sheet Glass Co. Ltd.(a)	8,000	35,150
Nitto Boseki Co. Ltd.	2,000	46,975
Noritz Corp.	2,000	28,662
Sanwa Holdings Corp.	16,000	170,680
Sekisui Jushi Corp.	2,000	35,479
Shin Nippon Air Technologies Co. Ltd.	1,000	18,473
Sinko Industries Ltd.	2,000	32,321
Takara Standard Co. Ltd.	2,000	24,032
Takasago Thermal Engineering Co. Ltd.	4,000	67,183
		833,067
Capital Markets — 0.8%
GMO Financial Holdings Inc.	3,000	23,245
JAFCO Group Co. Ltd.	2,000	124,964
M&A Capital Partners Co. Ltd.(a)	1,000	48,338
Matsui Securities Co. Ltd.	10,000	68,705
Monex Group Inc.	14,000	114,199
Okasan Securities Group Inc.	13,000	42,089
SPARX Group Co. Ltd.	8,000	21,954
Strike Co. Ltd.	1,000	49,584
Tokai Tokyo Financial Holdings Inc.	17,000	55,471
Uzabase Inc.(a)	2,000	28,158
WealthNavi Inc.(a)	2,000	52,563
		629,270

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 6.3%
Adeka Corp.	7,000	$147,751
Air Water Inc.	16,000	235,394
C.I. Takiron Corp.	4,000	18,377
Chugoku Marine Paints Ltd.	3,000	22,774
Daicel Corp.	23,000	157,891
Denka Co. Ltd.	7,000	204,857
DIC Corp.	7,000	174,642
Fujimi Inc.	1,000	64,552
Fujimori Kogyo Co. Ltd.	1,000	31,577
Fuso Chemical Co. Ltd.	2,000	83,078
JCU Corp.	2,000	84,484
JSP Corp.	1,000	13,350
Kaneka Corp.	4,000	130,067
Kanto Denka Kogyo Co. Ltd.	4,000	35,340
KeePer Technical Laboratory Co. Ltd.	1,000	22,572
KH Neochem Co. Ltd.	3,000	81,132
Konishi Co. Ltd.	3,000	42,224
Kumiai Chemical Industry Co. Ltd.	7,049	49,413
Kuraray Co. Ltd.	27,000	223,806
Kureha Corp.	1,400	96,898
Lintec Corp.	4,000	87,880
Nihon Parkerizing Co. Ltd.	7,000	65,121
Nippon Kayaku Co. Ltd.	12,000	117,369
Nippon Shokubai Co. Ltd.	2,000	89,168
Nippon Soda Co. Ltd.	2,000	56,322
NOF Corp.	6,000	294,538
Okamoto Industries Inc.	1,000	33,227
Osaka Organic Chemical Industry Ltd.	1,000	32,016
Osaka Soda Co. Ltd.	1,000	22,464
Sakata INX Corp.	4,000	34,234
Sanyo Chemical Industries Ltd.	1,000	44,729
Shikoku Chemicals Corp.	3,000	36,128
Shin-Etsu Polymer Co. Ltd.	4,000	33,388
Showa Denko KK	15,000	328,512
Sumitomo Bakelite Co. Ltd.	3,000	139,715
T. Hasegawa Co. Ltd.	3,000	74,355
Taiyo Holdings Co. Ltd.	3,000	85,072
Takasago International Corp.	1,000	24,185
Taki Chemical Co. Ltd.	400	19,206
Teijin Ltd.	16,000	182,747
Tenma Corp.	1,000	21,180
Toagosei Co. Ltd.	9,000	92,886
Tokai Carbon Co. Ltd.	17,000	174,891
Tokuyama Corp.	5,000	78,227
Tokyo Ohka Kogyo Co. Ltd.	3,000	187,059
Toyo Gosei Co. Ltd.	400	60,422
Toyo Ink SC Holdings Co. Ltd.	3,000	49,509
Toyobo Co. Ltd.	7,000	73,456
Ube Industries Ltd.	9,000	149,872
Zeon Corp.	12,000	126,740
		4,734,797
Commercial Services & Supplies — 1.6%
Aeon Delight Co. Ltd.	2,000	62,573
Daiseki Co. Ltd.	3,612	163,643
Duskin Co. Ltd.	3,000	69,255
Japan Elevator Service Holdings Co. Ltd.	5,000	93,294
Kokuyo Co. Ltd.	7,000	102,349
Matsuda Sangyo Co. Ltd.	1,060	25,167
Midac Holdings Co. Ltd.	1,000	43,924
Mitsubishi Pencil Co. Ltd.	3,000	32,125
Security	Shares	Value

Commercial Services & Supplies (continued)
Nippon Kanzai Co. Ltd.	1,000	$24,114
Nippon Parking Development Co. Ltd.	16,000	19,175
Okamura Corp.	5,000	56,037
Park24 Co. Ltd.(a)	10,000	141,824
Pilot Corp.	2,000	73,154
Prestige International Inc.	8,000	48,622
Raksul Inc.(a)	2,000	109,767
Sato Holdings Corp.	2,000	37,396
Toppan Forms Co. Ltd.	4,000	54,506
TRE Holdings Corp.	3,000	47,109
		1,204,034
Construction & Engineering — 4.1%
Chiyoda Corp.(a)	14,000	45,865
Chudenko Corp.	2,000	35,656
COMSYS Holdings Corp.	10,000	218,320
Dai-Dan Co. Ltd.	1,000	18,063
Daiho Corp.	1,000	31,853
Exeo Group Inc.	9,000	190,638
Hazama Ando Corp.	16,000	118,567
INFRONEER Holdings Inc.	18,840	156,507
JDC Corp.	4,000	18,732
JGC Holdings Corp.	20,000	168,066
JTOWER Inc.(a)	1,000	90,239
Kandenko Co. Ltd.	9,000	64,055
Kinden Corp.	11,000	159,227
Kumagai Gumi Co. Ltd.	3,000	69,257
Kyudenko Corp.	4,000	118,020
Mirait Holdings Corp.	8,000	138,264
Nippo Corp.	5,000	176,675
Nippon Densetsu Kogyo Co. Ltd.	3,000	40,862
Nippon Koei Co. Ltd.	1,000	27,917
Nippon Road Co. Ltd. (The)	1,000	68,760
Nishimatsu Construction Co. Ltd.	3,000	89,236
Okumura Corp.	3,000	82,809
Penta-Ocean Construction Co. Ltd.	24,000	137,182
Raito Kogyo Co. Ltd.	4,000	71,284
Raiznext Corp.	2,000	19,729
Sanki Engineering Co. Ltd.	4,000	48,387
Shinnihon Corp.	2,000	13,130
SHO-BOND Holdings Co. Ltd.	3,000	129,266
Sumitomo Densetsu Co. Ltd.	1,000	16,961
Sumitomo Mitsui Construction Co. Ltd.	13,000	47,290
Taihei Dengyo Kaisha Ltd.	1,000	23,797
Taikisha Ltd.	2,000	51,120
Takamatsu Construction Group Co. Ltd.	1,000	16,499
Toa Corp./Tokyo	1,000	20,929
Toda Corp.	20,000	117,166
Toenec Corp.	1,000	27,428
Tokyu Construction Co. Ltd.	7,040	39,909
Totetsu Kogyo Co. Ltd.	2,000	40,088
Toyo Construction Co. Ltd.	6,000	27,596
Yokogawa Bridge Holdings Corp.	3,000	55,977
Yurtec Corp.	3,000	15,865
		3,047,191
Construction Materials — 0.5%
Maeda Kosen Co. Ltd.	1,000	30,964
Mitani Sekisan Co. Ltd.	1,000	62,344
Sumitomo Osaka Cement Co. Ltd.	3,000	90,854

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Taiheiyo Cement Corp.	10,000	$193,015
		377,177
Consumer Finance — 0.6%
AEON Financial Service Co. Ltd.	10,000	107,599
Aiful Corp.	28,000	86,677
Credit Saison Co. Ltd.	14,000	138,269
Jaccs Co. Ltd.	2,000	48,408
Orient Corp.	47,000	51,228
		432,181
Containers & Packaging — 0.7%
FP Corp.	4,400	145,552
Fuji Seal International Inc.	4,000	72,300
Pack Corp. (The)	1,000	23,600
Rengo Co. Ltd.	16,000	107,687
Toyo Seikan Group Holdings Ltd.	13,000	158,126
		507,265
Distributors — 0.2%
Arata Corp.	1,000	33,958
Doshisha Co. Ltd.	2,000	25,892
Paltac Corp.	3,000	116,981
		176,831
Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	6,000	116,390
Litalico Inc.	2,000	73,578
Riso Kyoiku Co. Ltd.	10,000	35,750
		225,718
Diversified Financial Services — 0.7%
eGuarantee Inc.	3,000	64,800
Financial Products Group Co. Ltd.	6,000	29,066
Fuyo General Lease Co. Ltd.	1,500	94,637
Japan Securities Finance Co. Ltd.	8,000	57,279
Mizuho Leasing Co. Ltd.	2,000	52,132
Ricoh Leasing Co.Ltd.	1,000	31,900
Zenkoku Hosho Co. Ltd.	5,000	218,190
		548,004
Diversified Telecommunication Services — 0.3%
ARTERIA Networks Corp.	2,000	27,119
Internet Initiative Japan Inc.	4,000	170,955
Usen-Next Holdings Co. Ltd.	1,000	28,512
Vision Inc./Tokyo Japan(a)	3,000	34,704
		261,290
Electric Utilities — 1.4%
Chugoku Electric Power Co. Inc. (The)	26,000	203,979
Hokkaido Electric Power Co. Inc.	16,000	65,903
Hokuriku Electric Power Co.	15,000	74,369
Kyushu Electric Power Co. Inc.	36,000	257,149
Okinawa Electric Power Co. Inc. (The)	4,092	50,061
Shikoku Electric Power Co. Inc.	14,000	92,846
Tohoku Electric Power Co. Inc.	39,000	271,190
		1,015,497
Electrical Equipment — 1.2%
Daihen Corp.	2,000	75,566
Fujikura Ltd.(a)	21,000	105,281
Furukawa Electric Co. Ltd.	6,000	119,100
GS Yuasa Corp.	6,000	121,219
Idec Corp./Japan	2,000	47,215
Mabuchi Motor Co. Ltd.	4,000	131,338
Nippon Carbon Co. Ltd.	1,000	36,446
Security	Shares	Value

Electrical Equipment (continued)
Nissin Electric Co. Ltd.	4,000	$49,875
Nitto Kogyo Corp.	2,000	26,196
Sanyo Denki Co. Ltd.	1,000	49,797
Toyo Tanso Co. Ltd.	1,000	27,283
Ushio Inc.	8,000	148,203
		937,519
Electronic Equipment, Instruments & Components — 4.3%
Ai Holdings Corp.	3,000	51,097
Alps Alpine Co. Ltd.	19,000	170,981
Amano Corp.	5,000	109,480
Anritsu Corp.	12,000	186,574
Canon Electronics Inc.	2,000	26,225
Canon Marketing Japan Inc.	4,000	77,208
Citizen Watch Co. Ltd.	24,000	109,563
CONEXIO Corp.	1,000	12,402
Daiwabo Holdings Co. Ltd.	8,000	126,940
Dexerials Corp.	5,000	146,670
Espec Corp.	1,000	18,516
Hioki E.E. Corp.	1,000	77,866
Horiba Ltd.	3,200	189,793
Hosiden Corp.	4,000	41,425
Iriso Electronics Co. Ltd.	2,000	80,658
Japan Aviation Electronics Industry Ltd.	4,000	63,944
Japan Display Inc.(a)	48,000	15,647
Kaga Electronics Co. Ltd.	1,000	25,742
Koa Corp.	2,000	26,808
Macnica Fuji Electronics Holdings Inc.	4,000	89,819
Maruwa Co. Ltd./Aichi	1,000	117,713
Meiko Electronics Co. Ltd.	2,000	67,697
Nichicon Corp.	4,000	40,783
Nippon Ceramic Co. Ltd.	2,000	50,302
Nippon Electric Glass Co. Ltd.	7,000	180,755
Nippon Signal Company Ltd.	4,000	30,322
Nissha Co. Ltd.	3,000	41,563
Nohmi Bosai Ltd.	2,000	35,236
Oki Electric Industry Co. Ltd.	8,000	59,031
Optex Group Co. Ltd.	3,000	39,025
Restar Holdings Corp.	1,000	16,284
Riken Keiki Co. Ltd.	1,000	47,241
Ryosan Co. Ltd.	2,000	37,053
Ryoyo Electro Corp.	1,000	19,819
Siix Corp.	3,000	35,043
Taiyo Yuden Co. Ltd.	10,000	547,976
Tamura Corp.	6,000	36,246
Topcon Corp.	9,000	141,214
Yokowo Co. Ltd.	1,000	23,598
		3,214,259
Energy Equipment & Services — 0.0%
Modec Inc.	2,000	24,570

Entertainment — 0.8%
Avex Inc.	3,000	44,767
Bushiroad Inc.(a)	1,000	16,623
COLOPL Inc.	5,000	30,505
Daiichikosho Co. Ltd.	3,000	94,428
DeNA Co. Ltd.	8,000	118,112
GungHo Online Entertainment Inc.	4,000	107,034
Shochiku Co. Ltd.(a)	1,000	96,357

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Toei Co. Ltd.	500	$81,838
		589,664
Equity Real Estate Investment Trusts (REITs) — 8.9%
Activia Properties Inc.	60	228,886
Advance Residence Investment Corp.	120	369,275
AEON REIT Investment Corp.	130	174,587
Comforia Residential REIT Inc.	50	141,107
CRE Logistics REIT Inc.	50	96,654
Daiwa Office Investment Corp.	30	189,188
Daiwa Securities Living Investments Corp.	160	154,448
Frontier Real Estate Investment Corp.	40	175,625
Fukuoka REIT Corp.	60	86,463
Global One Real Estate Investment Corp.	90	94,691
Hankyu Hanshin REIT Inc.	60	83,785
Heiwa Real Estate REIT Inc.	80	106,396
Hoshino Resorts REIT Inc.	20	112,479
Hulic Reit Inc.	110	162,020
Ichigo Office REIT Investment Corp.	110	83,140
Industrial & Infrastructure Fund Investment Corp.	160	286,827
Invincible Investment Corp.	550	184,424
Itochu Advance Logistics Investment Corp.	50	75,783
Japan Excellent Inc.	110	129,104
Japan Hotel REIT Investment Corp.	400	206,871
Japan Logistics Fund Inc.	70	194,453
Japan Prime Realty Investment Corp.	70	250,050
Kenedix Office Investment Corp.	40	243,527
Kenedix Residential Next Investment Corp.	80	145,629
Kenedix Retail REIT Corp.	50	123,762
LaSalle Logiport REIT	160	264,776
Mirai Corp.	150	70,327
Mitsubishi Estate Logistics REIT Investment Corp.	32	133,734
Mitsui Fudosan Logistics Park Inc.	41	211,466
Mori Hills REIT Investment Corp.	140	186,078
Mori Trust Hotel Reit Inc.	30	33,545
Mori Trust Sogo REIT Inc.	90	112,555
Nippon Accommodations Fund Inc.	40	219,401
Nippon REIT Investment Corp.	40	148,885
NTT UD REIT Investment Corp.	110	145,945
One REIT Inc.	20	51,963
Samty Residential Investment Corp.	20	20,981
Sekisui House Reit Inc.	360	262,197
SOSiLA Logistics REIT Inc.	50	70,622
Star Asia Investment Corp.	130	70,632
Starts Proceed Investment Corp.	20	39,831
Takara Leben Real Estate Investment Corp.	40	39,297
Tokyu REIT Inc.	70	115,163
United Urban Investment Corp.	260	332,605
		6,629,177
Food & Staples Retailing — 2.7%
Aeon Hokkaido Corp.	2,000	23,535
Ain Holdings Inc.	2,400	129,434
Arcs Co. Ltd.	4,000	73,016
Axial Retailing Inc.	1,000	28,776
Belc Co. Ltd.	1,000	46,491
Cawachi Ltd.	1,000	19,059
Create SD Holdings Co. Ltd.	2,000	54,998
Daikokutenbussan Co. Ltd.	700	37,804
Fuji Co. Ltd./Ehime	1,000	16,959
G-7 Holdings Inc.	2,000	29,128
Security	Shares	Value

Food & Staples Retailing (continued)
Genky DrugStores Co. Ltd.	1,000	$45,086
Halows Co. Ltd.	1,000	23,355
Heiwado Co. Ltd.	3,000	48,968
Inageya Co. Ltd.	2,000	22,976
JM Holdings Co. Ltd.	1,000	15,191
Kato Sangyo Co. Ltd.	2,000	55,767
Kusuri no Aoki Holdings Co. Ltd.	1,500	95,101
Life Corp.	1,000	29,570
MatsukiyoCocokara & Co.	10,000	391,455
Maxvalu Tokai Co. Ltd.	1,000	23,075
Mitsubishi Shokuhin Co. Ltd.	1,000	23,735
Nihon Chouzai Co. Ltd.	1,000	11,182
Qol Holdings Co. Ltd.	2,000	24,348
Retail Partners Co. Ltd.	2,000	21,394
San-A Co.Ltd.	2,000	70,407
Shoei Foods Corp.	1,000	33,250
Sugi Holdings Co. Ltd.	3,000	189,109
Sundrug Co. Ltd.	6,000	158,422
United Super Markets Holdings Inc.	5,000	44,191
Valor Holdings Co. Ltd.	3,000	55,939
Yaoko Co. Ltd.	2,000	118,030
Yokohama Reito Co. Ltd.	4,000	28,315
		1,988,066
Food Products — 3.8%
Ariake Japan Co. Ltd.	2,000	112,876
Calbee Inc.	8,000	179,739
DyDo Group Holdings Inc.	1,000	43,283
Ezaki Glico Co. Ltd.	4,000	123,382
Fuji Oil Holdings Inc.	4,000	78,759
Fujicco Co. Ltd.	2,000	31,965
Fujiya Co. Ltd.	1,000	19,685
Hokuto Corp.	2,000	32,515
House Foods Group Inc.	5,000	122,516
Itoham Yonekyu Holdings Inc.	13,000	73,482
J-Oil Mills Inc.	2,000	29,095
Kagome Co. Ltd.	7,000	170,559
Kameda Seika Co. Ltd.	1,000	38,144
Kewpie Corp.	9,000	183,038
Kotobuki Spirits Co. Ltd.	2,000	108,273
Maruha Nichiro Corp.	4,000	79,985
Megmilk Snow Brand Co. Ltd.	4,000	67,488
Mitsui DM Sugar Holdings Co. Ltd.	1,000	16,394
Morinaga & Co. Ltd./Japan	3,000	93,291
Morinaga Milk Industry Co. Ltd.	3,000	142,730
NH Foods Ltd.	7,000	239,660
Nichirei Corp.	10,000	228,653
Nippn Corp., New	4,000	55,230
Nippon Suisan Kaisha Ltd.	26,000	131,021
Nisshin Oillio Group Ltd. (The)	2,000	49,046
Prima Meat Packers Ltd.	2,000	41,732
Riken Vitamin Co. Ltd.	2,000	28,240
S Foods Inc.	2,000	57,789
Sakata Seed Corp.	2,000	55,087
Showa Sangyo Co. Ltd.	1,000	23,083
Yamazaki Baking Co. Ltd.	11,000	142,826
Yukiguni Maitake Co. Ltd.	2,000	21,465
		2,821,031
Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	10,100	125,847

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Saibu Gas Holdings Co. Ltd.	2,000	$37,356
Shizuoka Gas Co. Ltd.	4,000	34,098
Toho Gas Co. Ltd.	7,000	198,478
		395,779
Health Care Equipment & Supplies — 1.7%
CYBERDYNE Inc.(a)	10,000	32,273
Eiken Chemical Co. Ltd.	3,000	50,008
Hogy Medical Co. Ltd.	2,000	52,862
Japan Lifeline Co. Ltd.	6,000	55,912
Jeol Ltd.	3,000	248,394
Mani Inc.	7,000	102,260
Menicon Co. Ltd.	5,000	165,454
Nagaileben Co. Ltd.	2,000	41,292
Nakanishi Inc.	6,000	119,323
Nihon Kohden Corp.	7,000	206,234
Nipro Corp.	12,000	113,653
Paramount Bed Holdings Co. Ltd.	3,000	51,000
		1,238,665
Health Care Providers & Services — 1.5%
Alfresa Holdings Corp.	17,000	230,009
As One Corp.	1,200	148,394
BML Inc.	2,000	62,177
Elan Corp.	3,000	32,724
H.U. Group Holdings Inc.	5,000	126,209
Japan Medical Dynamic Marketing Inc.	1,000	17,027
Ship Healthcare Holdings Inc.	7,000	156,001
Solasto Corp.	5,000	54,274
Suzuken Co. Ltd.	6,000	163,094
Toho Holdings Co. Ltd.	5,000	74,478
Tokai Corp./Gifu	2,000	34,376
		1,098,763
Health Care Technology — 0.4%
EM Systems Co. Ltd.	3,000	18,333
JMDC Inc.(a)	2,200	175,834
Medical Data Vision Co. Ltd.	2,000	23,326
Medley Inc.(a)	2,000	47,193
MedPeer Inc.(a)	1,000	31,332
		296,018
Hotels, Restaurants & Leisure — 3.4%
Airtrip Corp.	1,000	27,912
Arcland Service Holdings Co. Ltd.	1,000	19,830
Atom Corp.	10,000	66,177
Colowide Co. Ltd.	6,000	80,349
Create Restaurants Holdings Inc.	11,000	65,838
Curves Holdings Co. Ltd.	5,000	34,044
Doutor Nichires Holdings Co. Ltd.	3,000	40,086
Food & Life Companies Ltd.	10,000	423,474
Fuji Kyuko Co. Ltd.	2,000	72,063
Fujio Food Group Inc.	1,000	11,844
Hiday Hidaka Corp.	2,084	28,859
HIS Co. Ltd.(a)	4,000	68,022
Ichibanya Co. Ltd.	1,000	39,154
Kappa Create Co. Ltd.(a)	2,000	23,404
KFC Holdings Japan Ltd.	1,000	25,007
Kisoji Co. Ltd.	2,000	36,852
KOMEDA Holdings Co. Ltd.	4,000	68,568
Koshidaka Holdings Co. Ltd.	4,000	21,008
Kura Sushi Inc.	2,000	65,813
Kyoritsu Maintenance Co. Ltd.	3,080	107,961
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Matsuyafoods Holdings Co. Ltd.	1,000	$30,261
Monogatari Corp. (The)	1,000	63,761
MOS Food Services Inc.	2,000	53,870
Ohsho Food Service Corp.	1,000	50,950
Open Door Inc.(a)	1,000	16,000
Plenus Co. Ltd.	2,000	34,184
Resorttrust Inc.	7,000	114,155
Ringer Hut Co. Ltd.(a)	2,000	37,710
Round One Corp.	5,000	57,290
Royal Holdings Co. Ltd.(a)	2,000	31,989
Saizeriya Co. Ltd.	2,000	51,538
Skylark Holdings Co. Ltd.(a)	20,000	258,993
Tokyotokeiba Co. Ltd.	1,000	35,050
Toridoll Holdings Corp.	4,000	85,298
Tosho Co. Ltd.	1,000	14,675
Yoshinoya Holdings Co. Ltd.	6,000	117,734
Zensho Holdings Co. Ltd.	8,000	181,778
		2,561,501
Household Durables — 2.1%
Casio Computer Co. Ltd.	17,000	221,683
Chofu Seisakusho Co. Ltd.	1,000	17,647
ES-Con Japan Ltd.	3,000	19,842
Fujitsu General Ltd.	5,000	113,762
Haseko Corp.	22,000	261,298
Ki-Star Real Estate Co. Ltd.	1,000	75,463
Nagawa Co. Ltd.	1,000	101,031
Nikon Corp.	27,000	279,510
Pressance Corp.	2,000	30,196
Sangetsu Corp.	4,000	53,515
Sumitomo Forestry Co. Ltd.	12,000	240,481
Tama Home Co. Ltd.	1,000	20,175
Tamron Co. Ltd.	1,000	22,143
Token Corp.	1,000	78,622
Zojirushi Corp.	3,000	42,047
		1,577,415
Household Products — 0.3%
Earth Corp.	1,000	54,100
Pigeon Corp.	10,000	203,565
		257,665
Independent Power and Renewable Electricity Producers — 0.7%
Electric Power Development Co. Ltd.	13,000	164,714
eRex Co. Ltd.	2,000	45,094
RENOVA Inc.(a)	3,000	141,086
West Holdings Corp.	2,480	141,896
		492,790
Industrial Conglomerates — 0.6%
Katakura Industries Co. Ltd.	2,000	38,543
Keihan Holdings Co. Ltd.	8,000	179,531
Mie Kotsu Group Holdings Inc.	4,000	16,052
Nisshinbo Holdings Inc.	13,000	93,536
Noritsu Koki Co. Ltd.	1,000	24,161
TOKAI Holdings Corp.	9,000	65,652
		417,475
Insurance — 0.1%
Anicom Holdings Inc.	7,000	47,815
Lifenet Insurance Co.(a)	4,000	40,078
		87,893

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.5%
Bengo4.com Inc.(a)	1,000	$57,497
Dip Corp.	3,000	104,601
giftee Inc.(a)	1,000	22,743
Gree Inc.	10,000	87,810
Mixi Inc.	4,000	71,242
		343,893
Internet & Direct Marketing Retail — 0.3%
ASKUL Corp.	3,000	37,579
Belluna Co. Ltd.	4,000	23,437
Demae-Can Co. Ltd.(a)	4,000	32,617
Media Do Co. Ltd.	1,000	40,234
Oisix ra daichi Inc.(a)	2,000	58,587
		192,454
IT Services — 3.1%
Argo Graphics Inc.	1,000	24,943
BASE Inc.(a)	7,400	44,296
Bell System24 Holdings Inc.	3,000	33,064
Change Inc.(a)	3,000	55,222
Comture Corp.	2,000	62,049
Digital Garage Inc.	3,000	131,007
DTS Corp.	3,000	62,509
Future Corp.	2,000	71,206
GMO GlobalSign Holdings KK	400	14,036
GMO internet Inc.	6,000	150,387
Hennge KK(a)	500	18,617
Infocom Corp.	2,000	33,476
Infomart Corp.	17,000	152,721
Information Services International-Dentsu Ltd.	2,000	64,466
JIG-SAW Inc.(a)	600	35,106
Kanematsu Electronics Ltd.	1,000	31,746
Mitsubishi Research Institute Inc.	1,000	32,665
NEC Networks & System Integration Corp.	6,000	95,723
NET One Systems Co. Ltd.	8,100	242,233
Nihon Unisys Ltd.	6,000	172,868
NS Solutions Corp.	3,000	90,840
NSD Co. Ltd.	6,000	111,622
Oro Co. Ltd.	1,000	29,880
Relia Inc.	3,000	26,700
SB Technology Corp.	1,000	23,675
SHIFT Inc.(a)	1,000	220,568
TechMatrix Corp.	3,000	51,345
TKC Corp.	3,000	87,030
Transcosmos Inc.	2,000	55,420
Uchida Yoko Co. Ltd.	1,000	40,813
Zuken Inc.	1,000	32,828
		2,299,061
Leisure Products — 1.0%
GLOBERIDE Inc.	1,000	30,610
Heiwa Corp.	5,016	81,609
Mizuno Corp.	2,000	37,440
Roland Corp.	1,000	38,145
Sankyo Co. Ltd.	4,000	102,061
Sega Sammy Holdings Inc.	15,000	243,515
Snow Peak Inc.	2,000	68,013
Tomy Co. Ltd.	8,000	70,265
Universal Entertainment Corp.(a)	2,000	40,615
Yonex Co. Ltd.	5,000	41,096
		753,369
Security	Shares	Value

Machinery — 6.8%
Aichi Corp.	2,000	$13,751
Aida Engineering Ltd.	4,000	32,404
Amada Co. Ltd.	30,000	279,667
CKD Corp.	4,000	77,920
Daiwa Industries Ltd.	3,000	31,837
DMG Mori Co. Ltd.	10,000	155,261
Ebara Corp.	8,000	427,085
Fuji Corp./Aichi	6,000	130,959
Fujitec Co. Ltd.	6,000	125,705
Fukushima Galilei Co. Ltd.	1,000	36,804
Furukawa Co. Ltd.	3,000	31,532
Giken Ltd.	1,000	36,445
Glory Ltd.	4,000	73,073
Harmonic Drive Systems Inc.	4,000	165,789
Hirata Corp.	1,000	52,432
Hitachi Zosen Corp.	15,000	110,751
Hosokawa Micron Corp.	1,000	24,966
IHI Corp.	12,000	224,195
Japan Steel Works Ltd. (The)	5,000	150,017
Kawasaki Heavy Industries Ltd.	13,000	216,945
Kitz Corp.	5,000	30,855
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	36,990
Makino Milling Machine Co. Ltd.	2,000	60,374
Max Co. Ltd.	2,000	31,596
Meidensha Corp.	3,000	68,202
METAWATER Co. Ltd.	2,000	34,370
Mitsubishi Logisnext Co. Ltd.	2,000	17,998
Mitsuboshi Belting Ltd.	2,000	34,017
Morita Holdings Corp.	3,000	33,629
Nabtesco Corp.	10,000	290,618
Nachi-Fujikoshi Corp.	1,000	33,866
Nikkiso Co. Ltd.	4,000	29,845
Nissei ASB Machine Co. Ltd.	1,000	25,160
Nitta Corp.	2,000	45,767
Nittoku Co. Ltd.	1,000	33,542
Noritake Co. Ltd./Nagoya Japan	1,000	40,620
NSK Ltd.	34,000	231,910
NTN Corp.(a)	36,000	66,130
Obara Group Inc.	1,000	29,227
Oiles Corp.	2,096	30,342
OKUMA Corp.	2,000	83,161
Organo Corp.	1,000	60,039
OSG Corp.	7,000	100,886
Shibaura Machine Co. Ltd.	2,000	59,233
Shibuya Corp.	1,000	25,146
Shima Seiki Manufacturing Ltd.	2,000	33,438
Shinmaywa Industries Ltd.	5,000	37,155
Sodick Co. Ltd.	3,000	20,205
Star Micronics Co. Ltd.	3,000	38,089
Sumitomo Heavy Industries Ltd.	10,000	220,692
Tadano Ltd.	9,000	79,425
Takeuchi Manufacturing Co. Ltd.	3,000	71,164
Takuma Co. Ltd.	6,000	72,196
Teikoku Sen-I Co. Ltd.	2,000	34,748
THK Co. Ltd.	10,000	239,837
Tocalo Co. Ltd.	5,000	65,201
Tsubaki Nakashima Co. Ltd.	4,000	47,993
Tsubakimoto Chain Co.	2,000	50,339
Tsugami Corp.	4,000	49,390
Tsukishima Kikai Co. Ltd.	2,000	18,784

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Union Tool Co.	1,000	$32,945
YAMABIKO Corp.	3,000	32,965
		5,075,627
Marine — 1.1%
Iino Kaiun Kaisha Ltd.	7,000	31,729
Kawasaki Kisen Kaisha Ltd.(a)	4,000	170,711
Mitsui OSK Lines Ltd.	10,000	570,031
NS United Kaiun Kaisha Ltd.	1,000	28,341
		800,812
Media — 0.8%
Direct Marketing MiX Inc.	1,000	33,717
Fuji Media Holdings Inc.	4,000	39,577
Gakken Holdings Co. Ltd.	2,000	17,232
Kadokawa Corp.	4,008	212,414
Nippon Television Holdings Inc.	5,000	50,438
Proto Corp.	2,000	22,424
Septeni Holdings Co. Ltd.	6,000	24,379
SKY Perfect JSAT Holdings Inc.	12,000	42,805
TBS Holdings Inc.	3,000	45,135
TV Asahi Holdings Corp.	2,000	26,255
ValueCommerce Co. Ltd.	1,000	39,793
Vector Inc.	2,000	21,911
Zenrin Co. Ltd.	3,000	24,697
		600,777
Metals & Mining — 1.9%
Aichi Steel Corp.	1,000	21,312
Asahi Holdings Inc.	7,000	117,649
Daido Steel Co. Ltd.	2,000	68,725
Daiki Aluminium Industry Co. Ltd.	2,000	25,868
Dowa Holdings Co. Ltd.	4,000	147,753
Kobe Steel Ltd.	29,000	138,338
Kyoei Steel Ltd.	2,000	21,959
Maruichi Steel Tube Ltd.	5,000	106,609
Mitsubishi Materials Corp.	10,000	171,292
Mitsui Mining & Smelting Co. Ltd.	5,000	127,913
Nippon Light Metal Holdings Co. Ltd.	5,400	79,276
Sanyo Special Steel Co. Ltd.	2,000	31,988
Toho Titanium Co. Ltd.	3,000	24,819
Tokyo Steel Manufacturing Co. Ltd.	8,000	84,164
UACJ Corp.(a)	3,014	60,773
Yamato Kogyo Co. Ltd.	4,000	122,147
Yodogawa Steel Works Ltd.	2,000	40,098
		1,390,683
Multiline Retail — 1.5%
H2O Retailing Corp.	8,035	55,956
Isetan Mitsukoshi Holdings Ltd.	31,000	211,930
Izumi Co. Ltd.	3,000	83,048
J Front Retailing Co. Ltd.	22,000	180,695
Kintetsu Department Store Co. Ltd.(a)	1,000	21,403
Marui Group Co. Ltd.	17,000	312,853
Matsuya Co. Ltd.(a)	2,000	14,766
Seria Co. Ltd.	4,000	121,632
Takashimaya Co. Ltd.	13,000	114,145
		1,116,428
Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	5,000	97,335
Itochu Enex Co. Ltd.	5,000	41,876
Iwatani Corp.	4,400	222,068
Japan Petroleum Exploration Co. Ltd.	3,000	60,246
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Mitsuuroko Group Holdings Co. Ltd.	3,000	$30,750
San-Ai Oil Co. Ltd.	5,000	52,044
		504,319
Paper & Forest Products — 0.4%
Daiken Corp.	1,000	18,943
Daio Paper Corp.	7,000	110,837
Hokuetsu Corp.	11,000	75,480
Nippon Paper Industries Co. Ltd.	9,000	84,446
Tokushu Tokai Paper Co. Ltd.	1,000	35,538
		325,244
Personal Products — 1.1%
Euglena Co. Ltd.(a)	9,000	63,057
Fancl Corp.	7,000	211,414
Kitanotatsujin Corp.	6,000	18,827
Mandom Corp.	3,000	37,644
Milbon Co. Ltd.	2,000	101,888
Noevir Holdings Co. Ltd.	1,000	46,266
Premier Anti-Aging Co. Ltd.(a)	400	34,475
Rohto Pharmaceutical Co. Ltd.	9,000	256,641
YA-MAN Ltd.	3,000	26,516
		796,728
Pharmaceuticals — 1.5%
Hisamitsu Pharmaceutical Co. Inc.	4,000	141,195
JCR Pharmaceuticals Co. Ltd.	5,400	119,338
Kaken Pharmaceutical Co. Ltd.	3,000	107,012
Kissei Pharmaceutical Co. Ltd.	2,000	40,298
KYORIN Holdings Inc.	4,000	59,549
Mochida Pharmaceutical Co. Ltd.	2,000	56,002
Nichi-Iko Pharmaceutical Co. Ltd.	5,050	29,936
Sawai Group Holdings Co. Ltd.	4,000	148,125
Seikagaku Corp.	3,000	24,797
Sosei Group Corp.(a)	7,000	130,055
Torii Pharmaceutical Co. Ltd.	1,000	24,482
Towa Pharmaceutical Co. Ltd.	2,000	46,281
Tsumura & Co.	5,000	142,406
ZERIA Pharmaceutical Co. Ltd.	2,000	33,827
		1,103,303
Professional Services — 2.8%
Altech Corp.	1,080	17,814
BayCurrent Consulting Inc.	1,200	495,861
BeNext-Yumeshin Group Co.	5,416	79,500
en Japan Inc.	3,000	93,311
Fullcast Holdings Co. Ltd.	2,000	46,627
Funai Soken Holdings Inc.	3,000	67,610
Insource Co. Ltd.	2,000	43,080
IR Japan Holdings Ltd.	700	43,313
JAC Recruitment Co. Ltd.	1,000	17,495
Link And Motivation Inc.	3,000	18,676
Makuake Inc.(a)	400	17,614
Meitec Corp.	2,000	117,280
Nomura Co. Ltd.	7,000	61,715
Outsourcing Inc.	10,000	131,923
Pasona Group Inc.	2,000	62,219
SMS Co. Ltd.	6,000	222,814
S-Pool Inc.	6,000	66,896
TechnoPro Holdings Inc.	10,000	273,158
UT Group Co. Ltd.	2,000	70,871
Visional Inc.(a)	1,000	72,190
WDB Holdings Co. Ltd.	1,000	27,490

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Weathernews Inc.	400	$34,042
World Holdings Co. Ltd.	1,000	22,261
		2,103,760
Real Estate Management & Development — 1.9%
Aeon Mall Co. Ltd.	9,000	127,477
Daibiru Corp.	4,000	51,547
Goldcrest Co. Ltd.	1,000	13,156
Heiwa Real Estate Co. Ltd.	3,000	89,917
Ichigo Inc.	22,000	54,997
Katitas Co. Ltd.	4,000	147,431
Keihanshin Building Co. Ltd.	3,000	36,463
Leopalace21 Corp.(a)	18,000	30,935
Relo Group Inc.	10,000	184,019
SAMTY Co. Ltd.	2,000	40,225
SRE Holdings Corp.(a)	900	71,509
Starts Corp. Inc.	2,000	42,825
Sun Frontier Fudousan Co. Ltd.	2,000	16,863
TKP Corp.(a)	1,000	12,807
TOC Co. Ltd.	3,000	14,689
Tokyo Tatemono Co. Ltd.	16,000	226,497
Tokyu Fudosan Holdings Corp.	55,000	283,405
Tosei Corp.	2,000	16,963
		1,461,725
Road & Rail — 2.8%
Fukuyama Transporting Co. Ltd.	2,000	66,256
Hamakyorex Co. Ltd.	1,000	25,065
Hitachi Transport System Ltd.	3,000	122,338
Keikyu Corp.	20,000	197,510
Kyushu Railway Co.	12,000	252,739
Maruzen Showa Unyu Co. Ltd.	1,000	27,884
Nagoya Railroad Co. Ltd.(a)	16,000	234,101
Nankai Electric Railway Co. Ltd.	9,000	160,992
Nikkon Holdings Co. Ltd.	5,000	87,206
Nishi-Nippon Railroad Co. Ltd.	5,000	111,974
Sakai Moving Service Co. Ltd.	1,000	36,916
Sankyu Inc.	5,000	198,030
Seibu Holdings Inc.(a)	20,000	190,166
Seino Holdings Co. Ltd.	11,000	110,977
Senko Group Holdings Co. Ltd.	10,000	81,502
Sotetsu Holdings Inc.(a)	6,000	104,416
Trancom Co. Ltd.	1,000	70,886
		2,078,958
Semiconductors & Semiconductor Equipment — 2.4%
Ferrotec Holdings Corp.	3,000	98,964
Japan Material Co. Ltd.	5,000	67,879
Megachips Corp.	1,000	41,829
Micronics Japan Co. Ltd.	2,000	31,311
Mimasu Semiconductor Industry Co. Ltd.	1,000	20,518
Mitsui High-Tec Inc.	2,000	160,241
Optorun Co. Ltd.	2,000	39,456
Rorze Corp.	1,000	104,209
RS Technologies Co. Ltd.	1,000	56,974
Sanken Electric Co. Ltd.	2,000	101,155
SCREEN Holdings Co. Ltd.	3,708	372,531
Shinko Electric Industries Co. Ltd.	6,000	280,638
Tokyo Seimitsu Co.Ltd.	3,000	125,900
Tri Chemical Laboratories Inc.	2,400	73,572
Ulvac Inc.	4,000	228,251
		1,803,428
Security	Shares	Value

Software — 2.0%
Alpha Systems Inc.	1,000	$33,628
Broadleaf Co. Ltd.	8,000	33,810
Cybozu Inc.	2,000	38,006
Digital Arts Inc.	1,000	82,393
Freee KK(a)	3,000	179,001
Fuji Soft Inc.	2,000	92,771
Fukui Computer Holdings Inc.	1,000	33,644
Justsystems Corp.	3,000	136,102
Miroku Jyoho Service Co. Ltd.	2,000	25,773
Money Forward Inc.(a)	4,000	273,585
OBIC Business Consultants Co. Ltd.	3,000	134,512
Optim Corp.(a)	1,000	12,597
PKSHA Technology Inc.(a)	1,000	20,400
Plaid Inc.(a)	1,000	23,303
Plus Alpha Consulting Co. Ltd., NVS	1,000	34,679
Rakus Co. Ltd.	6,000	160,678
Sansan Inc.(a)	4,400	119,638
Systena Corp.	24,000	99,265
		1,533,785
Specialty Retail — 2.5%
ABC-Mart Inc.	3,000	141,726
Adastria Co. Ltd.	2,000	32,912
Alpen Co. Ltd.	1,000	19,163
AOKI Holdings Inc.	3,000	16,216
Arcland Sakamoto Co. Ltd.	2,000	29,177
Autobacs Seven Co. Ltd.	6,000	69,299
Bic Camera Inc.	9,000	74,347
DCM Holdings Co. Ltd.	11,000	101,917
EDION Corp.	7,000	61,726
Geo Holdings Corp.	3,000	31,486
IDOM Inc.	5,000	30,317
JINS Holdings Inc.	1,000	56,827
Joshin Denki Co. Ltd.	1,000	18,039
Joyful Honda Co. Ltd.	5,000	68,704
Keiyo Co. Ltd.	3,000	21,241
Kohnan Shoji Co. Ltd.	2,000	58,521
Komeri Co. Ltd.	3,000	64,679
K's Holdings Corp.	15,000	151,812
Nafco Co. Ltd.	1,000	14,046
Nextage Co. Ltd.	4,000	80,345
Nishimatsuya Chain Co. Ltd.	3,000	39,512
Nojima Corp.	3,000	58,776
PAL GROUP Holdings Co. Ltd.	2,000	27,313
Sanrio Co. Ltd.	4,000	87,200
Shimamura Co. Ltd.	2,000	170,860
T-Gaia Corp.	2,000	28,434
United Arrows Ltd.	2,000	33,429
VT Holdings Co. Ltd.	7,000	25,908
Xebio Holdings Co. Ltd.	2,000	15,497
Yamada Holdings Co. Ltd.	60,000	210,200
Yellow Hat Ltd.	3,000	41,001
		1,880,630
Technology Hardware, Storage & Peripherals — 0.8%
Eizo Corp.	1,000	34,690
Elecom Co. Ltd.	4,000	46,783
Konica Minolta Inc.	40,000	164,709
Maxell Ltd.	4,000	46,112
MCJ Co. Ltd.	6,000	52,286
Riso Kagaku Corp.	2,000	35,571

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Sun Corp.	1,000	$24,602
Toshiba TEC Corp.	2,000	76,807
Wacom Co. Ltd.	13,000	100,098
		581,658
Textiles, Apparel & Luxury Goods — 1.1%
Asics Corp.	13,000	321,899
Descente Ltd.(a)	3,000	121,988
Goldwin Inc.	2,000	113,619
Gunze Ltd.	1,000	34,709
Japan Wool Textile Co. Ltd. (The)	4,000	29,605
Onward Holdings Co. Ltd.	9,000	22,721
Seiko Holdings Corp.	1,600	30,927
Seiren Co. Ltd.	4,000	80,038
Wacoal Holdings Corp.	3,000	53,214
		808,720
Trading Companies & Distributors — 1.6%
Advan Group Co. Ltd.	1,000	7,773
Daiichi Jitsugyo Co. Ltd.	1,000	43,174
Hanwa Co. Ltd.	3,000	81,025
Inaba Denki Sangyo Co. Ltd.	4,000	86,652
Inabata & Co. Ltd.	4,000	53,810
Japan Pulp & Paper Co. Ltd.	1,000	31,572
Kanamoto Co. Ltd.	3,000	56,898
Kanematsu Corp.	7,000	75,697
Nagase & Co. Ltd.	9,000	133,066
Nichiden Corp.	1,000	19,203
Nippon Steel Trading Corp.	1,044	42,279
Nishio Rent All Co. Ltd.	2,000	44,357
Sojitz Corp.	21,600	304,117
Trusco Nakayama Corp.	4,000	92,645
Wakita & Co. Ltd.	3,000	27,089
Security	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corp.	5,000	$42,783
Yuasa Trading Co. Ltd.	1,000	24,623
		1,166,763
Transportation Infrastructure — 0.8%
Japan Airport Terminal Co. Ltd.(a)	5,000	220,014
Kamigumi Co. Ltd.	9,000	165,909
Mitsubishi Logistics Corp.	5,000	122,165
Sumitomo Warehouse Co. Ltd. (The)	5,000	79,947
		588,035
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	1,000	43,346

Total Common Stocks — 99.4%
(Cost: $85,893,336)		74,207,624

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(b)(c)	30,000	30,000

Total Short-Term Investments — 0.0%
(Cost: $30,000)		30,000

Total Investments in Securities — 99.4%
(Cost: $85,923,336)		74,237,624

Other Assets, Less Liabilities — 0.6%		462,001

Net Assets—100.0%		$74,699,625

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$0(a)	$—	$—	$—	$30,000	30,000	$—	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts Mini TOPIX Index	32	12/09/21	$533	$(39,898)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,381,720	$72,825,904	$—	$74,207,624
Money Market Funds	30,000	—	—	30,000
	$1,411,720	$72,825,904	$—	$74,237,624
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(39,898)	$—	$(39,898)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS         Non-Voting Shares